Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA
WPX Energy, Inc.
QUARTERLY FINANCIAL DATA
(Unaudited)
Summarized quarterly financial data are as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Millions, except per-share amounts)
2015
Revenues	$420	$154	$407	$385
Operating costs and expenses	$300	$251	$300	$294

Income (loss) from continuing operations	$52	$23	$(70)	$(9)
Income (loss) from discontinued operations	16	(53)	(160)	(1,525)
Net income (loss)	$68	$(30)	$(230)	$(1,534)
Amounts attributable to WPX Energy, Inc. common stockholders:
Income (loss) from continuing operations	$52	$23	$(74)	$(14)
Income (loss) from discontinued operations	15	(53)	(160)	(1,525)
Net income (loss)	$67	$(30)	$(234)	$(1,539)
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$0.26	$0.11	$(0.29)	$(0.06)
Income (loss) from discontinued operations	0.07	(0.25)	(0.64)	(5.53)
Net income (loss)	$0.33	$(0.14)	$(0.93)	$(5.59)
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$0.25	$0.11	$(0.29)	$(0.06)
Income (loss) from discontinued operations	0.07	(0.25)	(0.64)	(5.53)
Net income (loss)	$0.32	$(0.14)	$(0.93)	$(5.59)
2014
Revenues	$602	$465	$538	$918
Operating costs and expenses	$545	$439	$362	$399

Income (loss) from continuing operations	$(28)	$(37)	$52	$269
Income (loss) from discontinued operations	47	(96)	14	(50)
Net income (loss)	$19	$(133)	$66	$219
Amounts attributable to WPX Energy, Inc. common stockholders:
Income (loss) from continuing operations	$(28)	$(37)	$52	$269
Income (loss) from discontinued operations	46	(98)	10	(50)
Net income (loss)	$18	$(135)	$62	$219
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$(0.14)	$(0.18)	$0.26	$1.32
Income (loss) from discontinued operations	0.23	(0.48)	0.04	(0.24)
Net income (loss)	$0.09	$(0.66)	$0.30	$1.08
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$(0.14)	$(0.18)	$0.26	$1.30
Income (loss) from discontinued operations	0.23	(0.48)	0.04	(0.24)
Net income (loss)	$0.09	$(0.66)	$0.30	$1.06

The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to rounding.
Net income for first-quarter 2015 includes the following pre-tax items:

•	$41 million gain related to our divestment of APCO (see Note 3).

•	$69 million gain recorded for the sale of a portion of our Appalachian Basin operations (see Note 5).

•
During 2015, we executed a termination and settlement agreement to release us from a crude oil transportation and sales agreement in anticipation of entering into a different agreement with another third party with more favorable terms. As a result of this contract termination and settlement, we recorded an expense of approximately $22 million which is included in other-net on the Consolidated Statements of Operations (see Note 5).

Net loss for second-quarter 2015 includes the following pre-tax item:

•	$209 million gain recorded for the sale of a package of marketing contracts and release of certain related firm transportation capacity in the Northeast (see Note 5).
Net loss for third-quarter 2015 includes the following pre-tax items:

•	We completed the acquisition of privately held RKI and incurred additional $104 million costs related to this (see Note 2).

•	Discontinued operations had $187 million additional expense related to contract obligations as a result of the Powder River Basin sale closing (see Note 3).

•
$47 million exploratory impairments comprised of dry hole costs, impairments of exploratory area well costs and impairments of leasehold costs primarily associated with exploratory plays for which management has decided to cease any further exploration activities.

Net loss for fourth-quarter 2015 includes the following pre-tax items:

•	$2.3 billion of impairments costs on discontinued operation producing properties and leasehold (see Note 3).

•	$70 million gain on sale of a North Dakota gathering system (see Note 5).

•	$23 million related to gathering obligations in an area of the Appalachian Basin we exited in the fourth quarter of 2015 (see Note 5).
Net income for first-quarter 2014 includes the following item:

•	$9 million deferred tax expense to accrue for the impact of new legislation (see Note 9.)
Net loss for second-quarter 2014 includes the following pre-tax items:

•	$195 million loss on the sale of a portion of our working interests in certain Piceance Basin wells, reported in discontinued operations (see Note 3).

•
$40 million exploratory impairments comprised of dry hole costs, impairments of exploratory area well costs and impairments of leasehold costs primarily associated with exploratory plays for which management has decided to cease any further exploration activities.

•	$11 million increase in gas management expense related to a tariff rate refund received in prior years which is no longer under appeal by the pipeline company.
Net income for third-quarter 2014 includes the following pre-tax item:

•
$22 million exploratory impairments comprised of dry hole costs, impairments of exploratory area well costs and impairments of leasehold costs primarily associated with exploratory plays for which management has decided to cease any further exploration activities.

Net income for fourth-quarter 2014 includes the following pre-tax items:

•	$87 million of impairments of costs of producing properties, acquired unproved reserves and leasehold (see Notes 3 and 5).

•
During 2014, we assigned our remaining natural gas storage capacity agreement to a third party and sold the remaining natural gas stored under this agreement for a total loss of approximately $18 million reflected in gas management expenses in the Consolidated Statements of Operations.